INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Taxes
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$122,876	$—
Total deferred tax asset	122,876	—
Valuation allowance	(122,876)	—
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	As of December 31,
	2020	2019

Federal
Current	$170,647	$208,612
Deferred	(99,629)	—

State and Local
Current	39,818	—
Deferred	(23,247)	—

Change in valuation allowance	122,876	—

Income tax provision	$210,465	$208,612

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the available information, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and for the period from May 24, 2019 (inception) through December 31, 2019, the change in the valuation allowance was $122,876 and $0, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.9%	0.0%
Transaction costs allocable to warrant liabilities	0.0%	5.3%
Change in FV of warrant liabilities	(26.3)%	(18.1)%
Valuation allowance	(0.6)%	0.0%
Income tax provision	(1.0)%	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 and 2019 remain open and subject to examination.